REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated revenue information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₽ 6,033	₽ 3,972	₽ 3,607
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,685	1,095	653
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,348	2,877	2,954
Listing revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,699	2,383	2,481
Listing revenue | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,699	2,383	2,481
Lead generation revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,332	994	623
Lead generation revenue | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,332	994	623
Display advertising revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	601	456	452
Display advertising revenue | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	601	456	452
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	401	139	51
Other revenue | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	353	101	30
Other revenue | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₽ 48	₽ 38	₽ 21